Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Internal Revenue Service (IRS) | United States
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 2,084,897	$ 1,695,386
Internal Revenue Service (IRS) | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,553,812	1,338,742
Canada Revenue Agency | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	33,526	28,629
Inland Revenue Department (New Zealand) | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 0	$ 5,518